OPERATING SEGMENTS - Geographic Revenues (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761	$ 58,100	$ 56,469	$ 58,025
U.S.
Segment Reporting Information [Line Items]
Total revenues									24,964	25,607	27,807
Europe
Segment Reporting Information [Line Items]
Total revenues									12,587	11,244	10,390
China region
Segment Reporting Information [Line Items]
Total revenues									3,537	4,044	4,523
Asia (excluding China region)
Segment Reporting Information [Line Items]
Total revenues									6,098	5,762	5,978
Americas
Segment Reporting Information [Line Items]
Total revenues									4,750	3,553	3,185
Middle East and Africa
Segment Reporting Information [Line Items]
Total revenues									6,164	6,259	6,143
Non-U.S.
Segment Reporting Information [Line Items]
Total revenues									$ 33,136	$ 30,862	$ 30,218
Non-U.S. | Revenue benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)									57.00%	55.00%	52.00%
Aerospace
Segment Reporting Information [Line Items]
Total revenues									$ 25,390	$ 20,274	$ 20,597
Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									12,896	15,559	15,523
Power
Segment Reporting Information [Line Items]
Total revenues									15,995	16,558	17,237
Operating segments
Segment Reporting Information [Line Items]
Total revenues									55,289	53,910	55,297
Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									26,050	21,310	22,042
Operating segments | Aerospace | U.S.
Segment Reporting Information [Line Items]
Total revenues									10,722	9,675	11,239
Operating segments | Aerospace | Europe
Segment Reporting Information [Line Items]
Total revenues									6,013	3,920	4,288
Operating segments | Aerospace | China region
Segment Reporting Information [Line Items]
Total revenues									2,154	2,419	2,078
Operating segments | Aerospace | Asia (excluding China region)
Segment Reporting Information [Line Items]
Total revenues									2,731	1,758	1,842
Operating segments | Aerospace | Americas
Segment Reporting Information [Line Items]
Total revenues									1,713	1,310	882
Operating segments | Aerospace | Middle East and Africa
Segment Reporting Information [Line Items]
Total revenues									2,719	2,228	1,713
Operating segments | Aerospace | Non-U.S.
Segment Reporting Information [Line Items]
Total revenues									$ 15,328	$ 11,635	$ 10,803
Operating segments | Aerospace | Non-U.S. | Revenue benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)									59.00%	55.00%	49.00%
Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									$ 12,977	$ 15,697	$ 15,666
Operating segments | Renewable Energy | U.S.
Segment Reporting Information [Line Items]
Total revenues									6,265	7,275	7,846
Operating segments | Renewable Energy | Europe
Segment Reporting Information [Line Items]
Total revenues									3,023	3,651	3,047
Operating segments | Renewable Energy | China region
Segment Reporting Information [Line Items]
Total revenues									216	464	1,156
Operating segments | Renewable Energy | Asia (excluding China region)
Segment Reporting Information [Line Items]
Total revenues									1,396	1,959	1,484
Operating segments | Renewable Energy | Americas
Segment Reporting Information [Line Items]
Total revenues									1,120	1,009	819
Operating segments | Renewable Energy | Middle East and Africa
Segment Reporting Information [Line Items]
Total revenues									956	1,340	1,314
Operating segments | Renewable Energy | Non-U.S.
Segment Reporting Information [Line Items]
Total revenues									$ 6,711	$ 8,422	$ 7,820
Operating segments | Renewable Energy | Non-U.S. | Revenue benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)									52.00%	54.00%	50.00%
Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									$ 16,262	$ 16,903	$ 17,589
Operating segments | Power | U.S.
Segment Reporting Information [Line Items]
Total revenues									5,121	6,186	6,186
Operating segments | Power | Europe
Segment Reporting Information [Line Items]
Total revenues									3,484	3,621	2,895
Operating segments | Power | China region
Segment Reporting Information [Line Items]
Total revenues									1,173	1,145	1,253
Operating segments | Power | Asia (excluding China region)
Segment Reporting Information [Line Items]
Total revenues									2,101	2,090	2,707
Operating segments | Power | Americas
Segment Reporting Information [Line Items]
Total revenues									1,931	1,239	1,483
Operating segments | Power | Middle East and Africa
Segment Reporting Information [Line Items]
Total revenues									2,453	2,622	3,064
Operating segments | Power | Non-U.S.
Segment Reporting Information [Line Items]
Total revenues									$ 11,142	$ 10,717	$ 11,403
Operating segments | Power | Non-U.S. | Revenue benchmark | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)									69.00%	63.00%	65.00%
Corporate
Segment Reporting Information [Line Items]
Total revenues									$ 2,812	$ 2,559	$ 2,728
Corporate | U.S.
Segment Reporting Information [Line Items]
Total revenues									2,856	2,471	2,536
Corporate | Europe
Segment Reporting Information [Line Items]
Total revenues									68	52	159
Corporate | China region
Segment Reporting Information [Line Items]
Total revenues									(5)	16	35
Corporate | Asia (excluding China region)
Segment Reporting Information [Line Items]
Total revenues									(129)	(45)	(55)
Corporate | Americas
Segment Reporting Information [Line Items]
Total revenues									(14)	(4)	1
Corporate | Middle East and Africa
Segment Reporting Information [Line Items]
Total revenues									36	69	52
Corporate | Non-U.S.
Segment Reporting Information [Line Items]
Total revenues									$ (44)	$ 88	$ 192